Shareholders' Equity - Movements of Exchange Differences on Translating the Foreign Operations Reserve (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
At beginning of period	¥ 10,934,878	¥ 11,773,446
Gains (losses) arising during the period, before tax	86,842	(78,742)	¥ 22,517
At end of period	12,276,150	10,934,878	¥ 11,773,446
Own credit on financial liabilities designated at fair value through profit or loss reserve [Member]
At beginning of period
Gains (losses) arising during the period, before tax	(4,981)
Income tax (expense) benefit for changes arising during the period	1,526
At end of period	¥ (3,455)